Derivatives Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	$ 69,600,000,000	$ 59,800,000,000
Derivative liabilities subject to enforceable master netting arrangements	75,000,000,000	66,100,000,000
Derivative assets not subject to enforceable master netting arrangements	18,900,000,000	12,900,000,000
Derivative liabilities not subject to enforceable master netting arrangements	8,800,000,000	7,300,000,000
Valuation adjustments for derivative assets	266,000,000	236,000,000
Valuation adjustments for derivative liabilities	56,000,000	67,000,000
Cash collateral netted against derivative assets	5,200,000,000	4,300,000,000
Cash collateral netted against derivative liabilities	4,600,000,000	11,300,000,000
Fair value asset derivatives, net	22,605,000,000	15,806,000,000
Time value component recognized as net interest income (expense) on forward derivatives excluded from the assessment of hedge effectiveness	(1,000,000)	(5,000,000)	(9,000,000)
Deferred net gains on derivatives in other comprehensive income	758,000,000
Maximum length of time hedged in cash flow hedge	7 years
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	0	0	0
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	3,509,000,000	(2,909,000,000)	3,574,000,000
Aggregate fair value of derivatives used for economic hedges net asset (liability)	492,000,000	(531,000,000)
Aggregate fair value of derivative loan commitments net asset (liability)	98,000,000	(26,000,000)
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	13,600,000,000	14,300,000,000
Collateral for derivative instruments with credit-risk-related contingent features	10,500,000,000	12,200,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	3,100,000,000	2,500,000,000
Trading assets and other [Member]
Derivatives (Textual) [Abstract]
Fair value asset derivatives, net	16,900,000,000	14,400,000,000
Other assets [Member]
Derivatives (Textual) [Abstract]
Fair value asset derivatives, net	5,700,000,000	1,400,000,000
Interest rate contract [Member]
Derivatives (Textual) [Abstract]
Fair value asset derivatives, net	7,647,000,000	7,575,000,000
Foreign exchange contract [Member]
Derivatives (Textual) [Abstract]
Fair value asset derivatives, net	2,481,000,000	1,276,000,000
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Derivatives (Textual) [Abstract]
Certain derivatives combined for designation as a hedge on a single instrument	1,900,000,000	1,900,000,000
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Derivatives (Textual) [Abstract]
Certain derivatives combined for designation as a hedge on a single instrument	$ 2,700,000,000